N-2 - USD ($)					3 Months Ended
		Jan. 14, 2025	Dec. 31, 2024		Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key		0001568194
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		FS CREDIT OPPORTUNITIES CORP.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Sales Load Paid By You (as a percentage of the offering price)	— %	(1)
Offering Expenses borne by the Fund (as a percentage of the offering price)	1.37%
Dividend Reinvestment Plan Fees (per open market purchase transaction fee)	$ 0.03 (per share)	(2)
Dividend Reinvestment Plan Fees (per sale transaction fee)	$ 0.03 (per share)	(2)

(1)	Represents the estimated commission with respect to the common stock being sold in this offering.
(2)
The estimated expenses associated with our distribution reinvestment plan are included in “Other expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your stock that you acquired pursuant to the Distribution Reinvestment Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Distribution Reinvestment Plan.”

Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		1.37%
Annual Expenses [Table Text Block]

	Percentage of Net Assets Attributable to Common Stock (Assumes Leverage is Used) (3)
Annual Expenses
Management Fee	2.07	% (4)
Incentive Fee	1.30	% (5)
Interest Expenses and Payments on Borrowing	1.98	% (6)
Dividends on Preferred Shares	1.23	% (7)
Other Expenses	0.98	% (8)
Total Annual Expenses	7.56%
(3)
Based upon the net assets attributable to the common stock as of January 6, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 22,321,429 common stock at an offering price of $6.72 (the last reported sale price per common stock of the Fund on the NYSE as of January 6, 2025). The price per common stock may be greater or less than the price assumed herein, depending on the market price of the common stock at the time of any sale. There is no guarantee that there will be any sales of common stock pursuant to this Prospectus supplement and the accompanying prospectus. The number of common stock actually sold pursuant to this Prospectus supplement and the accompanying prospectus may be less than as assumed herein.

(4)
Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.35% of the Fund’s average daily gross assets (gross assets equals total assets set forth on the Fund’s consolidated statement of assets and liabilities). Management fees are calculated and payable quarterly in arrears.

(5)
The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a preferred return rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. The amount in the table above assumes that the incentive fee on income will be 1.30% of net assets after giving effect to the anticipated net proceeds of this offering. The actual incentive fee on income as a percentage of our average net assets may be higher than this amount.

(6)
The calculation assumes (i) $2.68 billion in total assets, (ii) a weighted average cost of funds of 6.48%, (iii) $550 million in debt outstanding (i.e., assumes that the maximum amount of available borrowings under our current debt facilities that we are permitted under the 1940 Act minimum asset coverage requirement is outstanding as of January 6, 2025) and (iv) $1.84 billion in stockholders’ equity, in each case as of January 6, 2025. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.

(7)
Based on 400,000 Preferred Shares outstanding as of January 6, 2025 with an aggregate liquidation preference of $400 million and a weighted average annual dividend rate equal to 4.83% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Stockholders.

(8)	The “Other Expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year assuming completion of the proposed issuances.

Management Fees [Percent]	[2],[3]	2.07%
Interest Expenses on Borrowings [Percent]	[2],[4]	1.98%
Dividend Expenses on Preferred Shares [Percent]	[2],[5]	1.23%
Incentive Fees [Percent]	[2],[6]	1.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[2],[7]	0.98%
Total Annual Expenses [Percent]	[2]	7.56%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of —% and estimated offering expenses of this offering of $1), that you would pay on a $1,000 investment in common stock, assuming (1) total net annual expenses of 7.56% of net assets attributable to common stock and (2) a 5% annual return.* The actual amounts in connection with the offering will be set forth in the prospectus supplement, if applicable.

1 Year	3 Years	5 Years	10 Years
$64	$185	$304	$589

*
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes that the estimated “Other Expenses” set forth in the Total Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 64
Expense Example, Years 1 to 3	[8]	185
Expense Example, Years 1 to 5	[8]	304
Expense Example, Years 1 to 10	[8]	$ 589
Purpose of Fee Table , Note [Text Block]		The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common stock as a percentage of net assets attributable to common stock. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the offering, assuming that the Fund incurs the estimated offering expenses.
Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		The “Other Expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year assuming completion of the proposed issuances.
Management Fee not based on Net Assets, Note [Text Block]		Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.35% of the Fund’s average daily gross assets (gross assets equals total assets set forth on the Fund’s consolidated statement of assets and liabilities). Management fees are calculated and payable quarterly in arrears.
Acquired Fund Incentive Allocation, Note [Text Block]		The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a preferred return rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. The amount in the table above assumes that the incentive fee on income will be 1.30% of net assets after giving effect to the anticipated net proceeds of this offering. The actual incentive fee on income as a percentage of our average net assets may be higher than this amount.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

As of December 31,	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidation Preference per Unit (3)	Average Market Value per Unit (4) (Exclude Bank Loans)
2014	$157,721	4.45	—	N/A
2015	$346,525	3.63	—	N/A
2016	$507,230	3.78	—	N/A
2017	$621,212	3.33	—	N/A
2018	$512,133	3.70	—	N/A
2019	$325,427	5.56	—	N/A
2020	$685,000	3.10	—	N/A
2021	$835,000	2.80	—	N/A
2022	$685,000	2.76	—	N/A
2023	$690,000	2.99	—	N/A
2024 (as of June 30, 2024, unaudited)	$685,000	3.07	—	N/A

(1)	Total amount (in thousands) of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities and preferred shares, to the aggregate amount of senior securities and preferred shares outstanding representing indebtedness.

(3)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable because senior securities are not registered for public trading.

Senior Securities Amount	[9]							$ 685,000		$ 690,000				$ 685,000				$ 835,000	$ 685,000	$ 325,427	$ 512,133	$ 621,212	$ 507,230	$ 346,525	$ 157,721
Senior Securities Coverage per Unit	[10]							$ 3.07		$ 2.99				$ 2.76				$ 2.8	$ 3.1	$ 5.56	$ 3.7	$ 3.33	$ 3.78	$ 3.63	$ 4.45
Preferred Stock Liquidating Preference	[11]							0		0				0				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities (including debt securities and other indebtedness) is shown in the table below as of December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015, 2014 and June 30, 2024. The information for the years ended December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014 is derived from our audited consolidated financial statements, which have been audited by our independent registered public accounting firm, Ernst & Young LLP. This information about our senior securities should be read in conjunction with our audited consolidated financial statements and related notes thereto.

As of December 31,	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidation Preference per Unit (3)	Average Market Value per Unit (4) (Exclude Bank Loans)
2014	$157,721	4.45	—	N/A
2015	$346,525	3.63	—	N/A
2016	$507,230	3.78	—	N/A
2017	$621,212	3.33	—	N/A
2018	$512,133	3.70	—	N/A
2019	$325,427	5.56	—	N/A
2020	$685,000	3.10	—	N/A
2021	$835,000	2.80	—	N/A
2022	$685,000	2.76	—	N/A
2023	$690,000	2.99	—	N/A
2024 (as of June 30, 2024, unaudited)	$685,000	3.07	—	N/A

(1)	Total amount (in thousands) of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities and preferred shares, to the aggregate amount of senior securities and preferred shares outstanding representing indebtedness.

(3)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable because senior securities are not registered for public trading.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
The information contained under the heading “Summary of Updated Information Regarding the Fund—Principal Risk Factors” in the Fund’s Annual Report on Form
N-CSR
is incorporated herein by reference. Each of the risk factors contained thereunder is a principal risk of the Fund. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A prospectus supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.

Risk [Text Block]
The information contained under the heading “Summary of Updated Information Regarding the Fund—Principal Risk Factors” in the Fund’s Annual Report on Form
N-CSR
is incorporated herein by reference. Each of the risk factors contained thereunder is a principal risk of the Fund. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A prospectus supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.

Effects of Leverage [Text Block]
LEVERAGE
Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Borrowings,” which is incorporated by reference herein, for a discussion of the Fund’s use of leverage and the effects of leverage.

Share Price [Table Text Block]
Common stock of
closed-end
investment companies often trades at prices lower than their NAV. The Fund’s common stock has historically traded at a discount to the Fund’s NAV. Common stock of closed-end
investment companies may trade during some periods at prices higher than their NAV and during other periods at prices lower than their NAV. The Fund cannot assure you that its common stock will trade at a price higher than or equal to NAV. The Fund’s NAV will be reduced immediately following an offering by the sales load and the amount of the offering expenses paid by the Fund.
The following table sets forth: (i) the NAV of our common stock as of the applicable period end, (ii) the range of high and low closing sales prices of our common stock as reported on the NYSE during the applicable period, (iii) the closing high and low sales prices as a premium (discount) to NAV during the appropriate period, and (iv) the distribution per share of our common stock during the applicable period.

For the Three Months Ended (unless otherwise indicated)			Closing Sales Price				Premium / (Discount) of High Sales Price to NAV(2)	Premium / (Discount) of Low Sales Price to NAV(2)
	NAV per Share(1)		High		Low
Fiscal Year Ended December 31, 2022
March 31, 2022	$7.36		N/A	(3)	N/A	(3)	N/A (3)	N/A (3)
June 30, 2022	6.90		N/A	(3)	N/A	(3)	N/A (3)	N/A (3)
September 30, 2022	6.62		N/A	(3)	N/A	(3)	N/A (3)	N/A (3)
December 31, 2022	6.33		5.79		4.22		(-9)%	(-33)%
Fiscal Year Ended December 31, 2023
March 31, 2023	6.35		5.14		4.12		(-19)%	(-35)%
June 30, 2023	6.68		4.75		4.17		(-29)%	(-38)%
September 30, 2023	6.98		5.45		4.83		(-22)%	(-31)%
December 31, 2023	6.92		5.89		5.30		(-15)%	(-23)%
Fiscal Year Ended December 31, 2024
March 31, 2024	7.14		5.99		5.55		(-16)%	(-22)%
June 30, 2024	7.15		6.49		5.78		(-9)%	(-19)%
September 30, 2024	7.21		6.61		5.97		(-8)%	(-17)%
December 31, 2024	7.15	(4)	6.82		6.35		(-5)%	(-11)%

(1)
NAV is determined as of the last day in the relevant period and therefore may not reflect the NAV on the date of the high and low closing sales prices. The NAV shown are based on outstanding shares at the end of the relevant period.

(2)	Calculated as the respective high or low closing sale price less net asset value, divided by NAV (in each case, as of the applicable period).
(3)	The Fund listed on the NYSE on November 14, 2022.
(4)	Estimated NAV as of December 31, 2024.

Lowest Price or Bid					$ 6.35
Highest Price or Bid					$ 6.82
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on our charter and bylaws. This summary is not intended to be complete, and we refer you to the MGCL and to our charter and bylaws, copies of which have been filed as exhibits to the registration statement of which this Prospectus is a part, for a more detailed description of the provisions summarized below. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any shares of our capital stock being offered.
Capital Stock
Our charter authorizes us to issue up to 800,000,000 shares of stock, of which 750,000,000 shares are classified as common stock, par value $0.001 per share, and 50,000,000 shares are classified as preferred stock, par value $0.001 per share, with 500,000 shares of the preferred stock further classified into several series, as follows: 45,000 shares classified as Term Preferred Shares, Series 2023-Floating Rate (the “Series
2023-A
Term Preferred Shares”), 55,000 shares classified as Term Preferred Shares, Series 2023 – Fixed Rate (the “Series
2023-B
Term Preferred Shares”), 100,000 shares classified as Term Preferred Shares, Series 2026 (the “Series 2026 Term Preferred Shares”), 50,000 shares classified as Term Preferred Shares, Series 2025 (the “Series 2025 Term Preferred Shares”), 50,000 shares classified as Term Preferred Shares, Series
2025-2
(the “Series
2025-2
Term Preferred Shares”), 100,000 shares classified as Term Preferred Shares, Series 2027 (the “Series 2027 Term Preferred Shares”) and 100,000 shares classified as Term Preferred Shares, Series 2029 (the “Series 2029 Term Preferred Shares”) and, together with the Series
2023-A
Term Preferred Shares, Series
2023-B
Term Preferred Shares, Series 2026 Term Preferred Shares, Series 2025 Term Preferred Shares and Series
2025-2
Term Preferred Shares, the “Preferred Stock”). A majority of the Board, without any action by our stockholders, may amend our charter to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.
Our common stock trades on the NYSE under the ticker symbol “FSCO”. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans.
The last reported closing market price of our common stock on December 31, 2024 was $6.82 per share. As December 31, 2024, we had 3,448 stockholders of record, which does not include beneficial owners of shares of common stock held in “street” name by brokers and other institutions on behalf of beneficial owners.
The following are our outstanding classes of equity securities as of December 31, 2024:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding
Common Stock, par value $0.001 per share	750,000,000	—	198,355,867
Preferred Stock, par value $0.001 per share	50,000,000	—	500,000
Our charter also contains a provision permitting the Board to classify or reclassify any unissued shares of common stock or preferred stock in one or more classes or series of common stock or preferred stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications, or terms or conditions of redemption of the common stock or preferred stock. We believe that the power to classify or reclassify unissued shares of capital stock and thereafter issue the classified or reclassified shares provides us with increased flexibility in structuring possible future financings and investments and in meeting other needs that might arise.
Common Stock
All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of funds legally available therefore, subject to any preferential rights of holders of our Preferred Stock. Shares of our common stock have no preemptive, conversion or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract and except for the listing-related transfer restrictions described further below. In the event of our liquidation, dissolution or winding up, each share of our common stock will be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our Preferred Stock, if any Preferred Stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as may be provided by the Board in setting the terms of classified or reclassified stock, the holders of our common stock will possess exclusive voting power. There will be no cumulative voting. As permitted by the MGCL, our charter provides that the presence of stockholders entitled to cast one-third
of the votes entitled to be cast at a meeting of stockholders will constitute a quorum
.
Preferred Stock
General
Our charter authorizes the Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including Preferred Stock. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest.
All of our existing shares of Preferred Stock have a liquidation preference of $1,000 per share (the “Liquidation Preference”). In the event of our liquidation, the holders of Preferred Stock will be entitled to receive a liquidation distribution per share equal to the Liquidation Preference, plus an amount equal to all unpaid dividends and other distributions accumulated to the date fixed for distribution or payment.
Dividends accrue on our existing shares of Preferred Stock at rates that vary by series and that increase upon the occurrence of certain events, as further described below.
Each of our existing series of Preferred Stock ranks senior in right of payment to our common stock and ranks equal in right of payment with each other series of Preferred Stock.
We are obligated to redeem our existing shares of preferred stock on dates that vary by series, unless redeemed in accordance with their terms prior to such date, as further described below.
In addition, we are obligated to redeem, or make an offer to redeem, certain of our existing shares of preferred stock upon the occurrence of certain events. For example, with respect to our Term Preferred Shares, Series 2026 and Term Preferred Shares, Series 2027, if FS Global Advisor, or an affiliate thereof, ceases to be our investment advisor and is not timely replaced by another investment advisor reasonably acceptable to holders of a majority of the applicable series of preferred stock, we are required to make an offer to redeem such series of preferred stock. We also have the right to redeem our existing shares of preferred stock in certain circumstances. Each of our existing shares of preferred stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. The holders of our preferred stock and common stock vote together as a single class; provided that holders of our preferred stock, voting separately as a class, elect two of our directors at all times and will elect a majority of our directors to the extent we fail to pay dividends on any preferred stock in an amount equal to two full years of dividends on such preferred stock.
For a description of our preferred stock, see “Description of Our Preferred Stock” in this Prospectus.

Outstanding Securities [Table Text Block]
The following are our outstanding classes of equity securities as of December 31, 2024:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding
Common Stock, par value $0.001 per share	750,000,000	—	198,355,867
Preferred Stock, par value $0.001 per share	50,000,000	—	500,000

Common Stocks [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid							$ 5.97	5.78	$ 5.55	5.3	$ 4.83	$ 4.17	$ 4.12	4.22
Highest Price or Bid							$ 6.61	$ 6.49	$ 5.99	$ 5.89	$ 5.45	$ 4.75	$ 5.14	$ 5.79
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				(5.00%)		(8.00%)	(9.00%)	(16.00%)	(15.00%)	(22.00%)	(29.00%)	(19.00%)	(9.00%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				(11.00%)		(17.00%)	(19.00%)	(22.00%)	(23.00%)	(31.00%)	(38.00%)	(35.00%)	(33.00%)
NAV Per Share	[14]		$ 7.15	[13]	$ 7.15	[13]	$ 7.21	$ 7.15	$ 7.14	$ 6.92	$ 6.98	$ 6.68	$ 6.35	$ 6.33	$ 6.62	$ 6.9	$ 7.36
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Outstanding Security, Title [Text Block]			Common Stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]			750,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			198,355,867
Capital Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Capital Stock
Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Outstanding Security, Title [Text Block]			Preferred Stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]			50,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			500,000
Sale Transaction Fee [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[15]	$ 0.03
Open Market Purchases Transaction Fee [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[15]	$ 0.03

[1]	Represents the estimated commission with respect to the common stock being sold in this offering.
[2]	Based upon the net assets attributable to the common stock as of January 6, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 22,321,429 common stock at an offering price of $6.72 (the last reported sale price per common stock of the Fund on the NYSE as of January 6, 2025). The price per common stock may be greater or less than the price assumed herein, depending on the market price of the common stock at the time of any sale. There is no guarantee that there will be any sales of common stock pursuant to this Prospectus supplement and the accompanying prospectus. The number of common stock actually sold pursuant to this Prospectus supplement and the accompanying prospectus may be less than as assumed herein.
[3]	Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.35% of the Fund’s average daily gross assets (gross assets equals total assets set forth on the Fund’s consolidated statement of assets and liabilities). Management fees are calculated and payable quarterly in arrears.
[4]	The calculation assumes (i) $2.68 billion in total assets, (ii) a weighted average cost of funds of 6.48%, (iii) $550 million in debt outstanding (i.e., assumes that the maximum amount of available borrowings under our current debt facilities that we are permitted under the 1940 Act minimum asset coverage requirement is outstanding as of January 6, 2025) and (iv) $1.84 billion in stockholders’ equity, in each case as of January 6, 2025. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[5]	Based on 400,000 Preferred Shares outstanding as of January 6, 2025 with an aggregate liquidation preference of $400 million and a weighted average annual dividend rate equal to 4.83% of such liquidation preference. The costs associated with the Preferred Shares are borne entirely by Common Stockholders.
[6]	The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a preferred return rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. The amount in the table above assumes that the incentive fee on income will be 1.30% of net assets after giving effect to the anticipated net proceeds of this offering. The actual incentive fee on income as a percentage of our average net assets may be higher than this amount.
[7]	The “Other Expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year assuming completion of the proposed issuances.
[8]	The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes that the estimated “Other Expenses” set forth in the Total Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Total amount (in thousands) of each class of senior securities outstanding at the end of the period presented.
[10]	Asset coverage per unit is the ratio of the carrying value of our total consolidated assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities and preferred shares, to the aggregate amount of senior securities and preferred shares outstanding representing indebtedness.
[11]	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
[12]	Calculated as the respective high or low closing sale price less net asset value, divided by NAV (in each case, as of the applicable period).
[13]	Estimated NAV as of December 31, 2024.
[14]	NAV is determined as of the last day in the relevant period and therefore may not reflect the NAV on the date of the high and low closing sales prices. The NAV shown are based on outstanding shares at the end of the relevant period.
[15]	The estimated expenses associated with our distribution reinvestment plan are included in “Other expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your stock that you acquired pursuant to the Distribution Reinvestment Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Distribution Reinvestment Plan.”